Inventory	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Inventory	Note 6 – Inventory Inventories are summarized as follows:
	June 30, 2025	September 30, 2024
Finished goods	$4,582	$3,369
Inventory packaging and supplies	550	-

6. Inventory Inventories are summarized as follows:
	2024	2023
Finished goods	$4,551	$8,021
Less: provision for slow moving items	-	(254)